SHARE BASED COMPENSATION - Options Outstanding (Details)	Dec. 31, 2025 shares $ / shares	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares
SHARE BASED COMPENSATION
Options outstanding	743,977	643,626	1,827,165
Options exercisable	327,167	279,095
Exercise Price | $ / shares	$ 9.4	$ 13.71	$ 1.21
November 21, 2027
SHARE BASED COMPENSATION
Options outstanding	3,689	3,689
Options exercisable	3,689	3,689
Exercise Price | $ / shares	$ 0.8	$ 0.8
August 7, 2029
SHARE BASED COMPENSATION
Options outstanding	125,000	125,000
Options exercisable	125,000	125,000
Exercise Price | $ / shares	$ 1.24	$ 1.24
October 29, 2029
SHARE BASED COMPENSATION
Options outstanding	34,937	34,937
Options exercisable	34,937	34,937
Exercise Price | $ / shares	$ 16.16	$ 16.16
November 27, 2029
SHARE BASED COMPENSATION
Options outstanding	9,375	9,375
Options exercisable	9,375	9,375
Exercise Price | $ / shares	$ 11.12	$ 11.12
January 30, 2030
SHARE BASED COMPENSATION
Options outstanding	50,000	50,000
Options exercisable	50,000	50,000
Exercise Price | $ / shares	$ 39.28	$ 39.28
February 28, 2030
SHARE BASED COMPENSATION
Options outstanding	37,500	37,500
Options exercisable	31,250	21,875
Exercise Price | $ / shares	$ 21.68	$ 21.68
March 17, 2030
SHARE BASED COMPENSATION
Options outstanding	6,250	6,250
Options exercisable	4,167	3,125
Exercise Price | $ / shares	$ 18.8	$ 18.8
March 17, 2030
SHARE BASED COMPENSATION
Options outstanding	62,500	62,500
Options exercisable	15,625	10,417
Exercise Price | $ / shares	$ 19.04	$ 19.04
April 24, 2030
SHARE BASED COMPENSATION
Options outstanding	28,125	28,125
Options exercisable	15,625	3,906
Exercise Price | $ / shares	$ 18	$ 18
April 24, 2030
SHARE BASED COMPENSATION
Options outstanding	25,000	25,000
Options exercisable	5,556	3,472
Exercise Price | $ / shares	$ 18	$ 18
June 3, 2030
SHARE BASED COMPENSATION
Options outstanding	31,250	31,250
Options exercisable	5,208	2,604
Exercise Price | $ / shares	$ 22	$ 22
July 24, 2030
SHARE BASED COMPENSATION
Options outstanding	62,500	62,500
Options exercisable	8,680	3,472
Exercise Price | $ / shares	$ 12	$ 12
July 25, 2030
SHARE BASED COMPENSATION
Options outstanding	130,000	130,000
Options exercisable	18,055	7,222
Exercise Price | $ / shares	$ 8.48	$ 8.48
August 28, 2030
SHARE BASED COMPENSATION
Options outstanding	37,500	37,500
Exercise Price | $ / shares	$ 11.13	$ 11.13
October 15, 2030
SHARE BASED COMPENSATION
Options outstanding	100,351
Options exercisable	10,453
Exercise Price | $ / shares	$ 5.09